Related party transactions - Compensation paid or payable to key management for employee services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related parties' transactions
Stock-based compensation, included in operating expenses	$ 24,337	$ 95,398
Salaries, benefits and directors fees, included in general and administrative expenses	1,152	1,966
Salaries, benefits and stock-based compensation capitalized in property, plant and equipment and in exploration and evaluation assets		3
Severance costs		46
Total compensation	$ 25,489	$ 97,413